Senior secured term loan facility and warrants - Valuation of Derivative (Details) - Oak Tree And Owl Rock Warrant Obligations - shares	Jun. 30, 2023	Dec. 31, 2022
Written put options (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	8.30	8.30
Share Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	2.15	3.84
Risk Free, Interest Rate
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.043	0.040
Expected Volatility
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.80	0.80
Expected Term
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	49.5	55.5
Dividend yield
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0	0
Black-Scholes Value
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.72	1.89